Intangible and Tangible Assets (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Asset disposals	€ 5,336	€ 16
Scrapping and discarding of tangible assets	255	0
ALA [Member]
Statement Line Items [Line Items]
Depreciated right of use assets	5,068
Software [Member]
Statement Line Items [Line Items]
Intangible and tangible assets	5	15
Right-of-use Assets [Member]
Statement Line Items [Line Items]
Intangible and tangible assets	10	90
Capitalization of Costs [Member]
Statement Line Items [Line Items]
Intangible and tangible assets	258	9
Laboratory Devices [Member]
Statement Line Items [Line Items]
Intangible and tangible assets	115	194
Other Fixtures and Equipment [Member]
Statement Line Items [Line Items]
Intangible and tangible assets	€ 125	€ 83